Shareholders’ (Deficiency) Equity (Details) - Schedule of consolidated financial statements - shares		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Financial Statements Abstract
Authorized Ordinary shares of no-par value	[1]	362,116,800	72,423,360
Issued and outstanding Ordinary shares of no-par value	[1]	69,105,000,000	40,528,913,000

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022.